Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events
a)Stonepeak Transaction
On October 4, 2021, the Company (as Teekay LNG Partners L.P.), entered into an agreement and plan of merger with the General Partner, an investment vehicle (or Acquiror) managed by Stonepeak Partners L.P. (or Stonepeak), and a wholly-owned subsidiary of Acquiror (or Merger Sub). On January 13, 2022, Stonepeak completed its acquisition of the Company, with Merger Sub merging with and into the Company, and with the Company surviving the merger as a subsidiary of Stonepeak (or the Merger). Pursuant to the Merger and related transactions collectively constituting the Stonepeak Transaction, (a) each issued and outstanding common unit of the Company, including approximately 36.0 million common units owned by Teekay (but excluding any common units owned by the Company, Acquiror or the Company’s or Acquiror’s respective wholly-owned subsidiaries), was converted into the right to receive cash in an amount of $17.00 per common unit, (b)
Teekay sold to Acquiror all of the outstanding ownership interests in the General Partner for $26.4 million, which price consists of $17.00 for each of the approximately 1.6 million common unit equivalents represented by the economic interest of the General Partner's general partner interest in the Company and (c) the Company acquired certain restructured subsidiaries of Teekay that provide, through services agreements, comprehensive managerial, operational and administrative services to the Company and its subsidiaries and joint ventures. On January 24, 2022, the Company's common units were delisted from the New York Stock Exchange. The Company's Series A and Series B Preferred Units remained outstanding and continued to trade on the New York Stock Exchange following the Merger.

Additionally, at the effective time of the Merger on January 13, 2022, each restricted unit award granted pursuant to the Teekay LNG Partners L.P. 2005 Long-Term Incentive Plan that was outstanding immediately prior to the effective time, whether or not vested, was automatically vested, cancelled and converted into the right to receive an amount in cash equal to the product of (a) $17.00 multiplied by (b) the number of common units subject to such restricted unit award held by the holder thereof, less applicable withholding taxes.

b)Conversion and Name Change

On February 25, 2022, Teekay LNG Partners L.P. converted from a limited partnership formed under the laws of the Republic of the Marshall Islands into a limited liability company formed under the laws of the Republic of the Marshall Islands. The Conversion is deemed a continuation of the existence of the Partnership in the form of the Company, as a Marshall Islands limited liability company, with the existence of the Company deemed to have commenced on the date the Partnership commenced its existence. Upon the Conversion, all of the rights, privileges and powers of the Partnership, and all property of and all property and debts due to the Partnership, became vested in the Company and the property of the Company. In addition, all rights of creditors and all liens upon any property of the Partnership were preserved unimpaired and all debts, liabilities and duties of the Partnership automatically attached to the Company. Concurrently with the Conversion, the Company changed its name to Seapeak LLC and changed the ticker symbols for its Series A Preferred Units and Series B Preferred Units from “TGP PRA” and “TGP PRB” to “SEAL PRA” and “SEAL PRB,” respectively.

Pursuant to the Conversion:

•each outstanding common unit of the Partnership was converted into one issued and outstanding, fully paid and non-assessable common unit of the Company;
•each outstanding Series A Preferred Unit and Series B Preferred Unit of the Partnership was converted into one issued and outstanding, fully paid and non-assessable Series A Preferred Unit or Series B Preferred Unit of the Company, as applicable; and
•the general partner interest in the Partnership was converted into 1,555,061 common units of the Company (which number is equal to the notional common units of the Partnership represented by such general partner interest immediately prior to the Conversion) and the Company, as a limited liability company, no longer had a general partner.